July 9, 1997


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                           Re: Professionally Managed Portfolios
                                            File No. 811-5037
                                            CIK No. 811030

Dear Sir or Madam:

On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Annual Report to shareholders of the Titan Financial Services Fund series of the Registrant for the twelve month period ended April 30, 1997.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,

/s/
Robert H. Wadsworth

                          Titan Financial Services Fund
                                  Annual Report

                                 April 30, 1997

May 30, 1997

Dear Fellow Shareholder,

     The Titan Investment Advisors, LLC, are pleased with the Fund's results thus far. On March 11, 1997, we reached a record high of $13.24 and have since pulled back slightly due to weakness in the stock market.

     A correction was widely anticipated and, by the end of the first quarter, a very sharp drop of all the major indexes occurred, with the Dow decreasing over 9.7% and the NASDAQ 13.5%. In this period, we reached our lowest point of $12.12, which occurred on April 2, 1997 (a decline of 8.45%), from a high of $13.24 on March 11, 1997.

     From the time of our opening, our present net asset value has increased from a level of $10 on May 22, 1996 to a level of $13.49 as of May 30, 1997. This represents an appreciation of 34.90%. The total return from inception through May 30, 1997 is 35.62%. The total return for the fiscal period ending April 30, 1997 is 26.67%.

     We are very proud of our performance, which has been particularly good in a challenging market. We outperformed all the major indexes including the Dow, S&P, and the NASDAQ. We think this period supports our view that the small and medium-sized bank stocks are a relatively safe haven during a down market, while appreciating significantly in the resurgent market which we are presently experiencing. We have assiduously kept to our commitment to be at least 65% invested in bank stocks and financial vehicles such as brokerage firms and insurance companies. Indeed, we are presently over 75% invested in banks and financial vehicles.

     We were able to anticipate the down movement which occurred in the first quarter and used this opportunity to buy depressed stocks which presently represent some of our most successful choices. During the past quarter, we added to our positions in the broker stocks; particularly Bear Stearns, Raymond James Financial, Lehman Bros., A.G. Edwards, and Alex Brown & Sons, Inc. We feel that they are substantially undervalued and will be subject to future mergers. We are pleased to announce that we had four mergers relative to our bank and broker holdings; Alex Brown & Sons, Inc., American Bancorp of Nevada, Greater New York Savings Bank, and California Federal Bank.

                          Titan Financial Services Fund

     From time to time, we also purchase non-financial vehicles when we see an opportunity, such as when we believe a stock of high quality is unfairly driven down or is not performing on the financial markets consistent with its merits. This has permitted us to pick up such stocks as Glaxo, Cisco Systems, U.S. Air, LCI International, and Outback Steakhouse, which have performed well in our portfolio so far.

     We anticipate that the appreciation of bank stocks and particularly small to medium-sized bank stocks will outperform the market in the foreseeable future (at least for the next year or two). We are very enthusiastic about our early performance, which has met our initial goals. One feature of our Fund that we think makes it unique, is that we are heavily invested in it ourselves. We participate in the Fund's gains or losses along with our fellow investors.

     We are looking forward to the next six months with the confidence that comes from weathering a particularly difficult market during our early months of existence. We also look forward to justifying your confidence in us, which we will try to deserve.
      Very truly yours,

/s/
Gilbert R. Giordano
President
Titan Investment Advisors,LLC

                          Titan Financial Services Fund

                          Titan Financial Services Fund
                       Value of $10,000 vs. S&P 500 Index
        Annual Average Total Return Periods
          Ended April 30, 1997
      1 Year         Inception (5/22/96)
        N/A                 26.67%

                         Titan Financial     S&P500
                         Services Fund
               5/22/96        10,000         10,000
               6/30/96         9,950          9,903
               9/30/96        10,760         10,213
              12/31/96        11,850         11,068
               3/31/97        12,285         11,364
               4/30/97        12,668         12,044


Past performance is not predictive of future performance.

                          Titan Financial Services Fund

SCHEDULE OF INVESTMENTS at April 30, 1997
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 93.6%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Banks: 31.3%
       6,700         American Bancorp Nevada.................................................            $ 132,325
         700         Australian and New Zealand Banking Group................................               22,400
       1,700         Bank of Montreal........................................................               61,837
       1,100         Barnett Banks, Inc......................................................               53,762
       1,000         Cathay Bancorp Inc......................................................               21,500
       2,000         Civic BanCorp California................................................               22,750
       1,000         Colonial Bancgroup Inc..................................................               22,500
       2,000         Comstock Bank, Carson City, Nevada......................................               23,375
       1,400         Corestates Financial Corp...............................................               70,875
       1,000         Corporacion Bancaria de Espana S.A., ADR................................               22,250
       1,900         First Chicago NBD Corp..................................................              106,875
       2,700         First Southern Bancshares, Inc..........................................               34,425
       3,800         Fleet Financial Group, Inc..............................................              231,800
       1,050         FNB Corp................................................................               25,200
       1,000         FNB Rochester Corp......................................................               12,312
       1,000         Hibernia Corp., Class A.................................................               12,875
       2,000         Imperial Bancorp........................................................               47,000
       1,000         Keycorp.................................................................               52,125
       3,000         Magna Group, Inc........................................................               92,625
       1,000         National City Bancorporation............................................               22,125
       1,000         New England Community Bancorp, Inc., Class A............................               15,250
       1,000         New Milford Bank and Trust Company......................................               13,000
       3,700         Norwest Corp............................................................              184,538
       2,000         PNC Bank Corp...........................................................               82,250
         200         Park National Corp......................................................               11,100
       1,000         Poncebank...............................................................               16,250
      15,000         Ramapo Financial Corp...................................................               85,313
       4,000         Republic Security Financial Corp........................................               28,500
       4,000         Royal Bank Canada Montreal..............................................              159,500
      10,200         Sterling Bancorp........................................................              163,200
       3,000         Surety Capital Corp.....................................................               15,750
       1,580         Susquehanna Bancshares, Inc.............................................               52,930
       2,000         Trans Financial, Inc....................................................               46,500
       2,000         U.S. Bancorp............................................................              114,250
       4,000         US Bancorp, Inc.........................................................              181,000
See accompanying Notes to Financial Statements.

                          Titan Financial Services Fund

SCHEDULE OF INVESTMENTS at April 30, 1997, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Banks, continued
       4,000         Vectra Banking Corp.....................................................             $ 76,500
       2,300         Westernbank Puerto Rico.................................................               37,375
                                                                                                            ------
                                                                                                         2,374,142
                                                                                                         ---------
                     Brokerage Services: 16.8%
       4,000         Alex Brown & Sons, Inc..................................................              257,500
      12,050         Bear Stearns Companies, Inc.............................................              367,525
       4,800         A.G. Edwards, Inc.......................................................              168,000
       4,000         Fahnestock Vinder Holdings, Inc., Class A...............................               62,000
       4,200         Lehman Brothers Holdings, Inc...........................................              142,275
       2,700         Paine Webber Group, Inc.................................................               91,800
       6,450         Raymond James Financial, Inc............................................              150,768
       2,000         Southwest Securities Group, Inc.........................................               31,500
                                                                                                            ------
                                                                                                         1,271,368
                                                                                                         ---------
                     Computers: 6.1%
       2,000         Applied Magnetics Corp..................................................               50,250
       1,000         Banctec, Inc............................................................               22,875
       2,400         Cisco Systems, Inc......................................................              124,200
       1,000         Comp USA, Inc...........................................................               19,250
       5,000         Dense-Pac Microsystems, Inc.............................................                9,063
         800         EMC Corp................................................................               29,100
       1,400         Hewlett-Packard Company.................................................               73,500
       3,700         Micron Technology, Inc..................................................              130,425
                                                                                                           -------
                                                                                                           458,663
                                                                                                           -------
                     Electronics: 0.5%
         700         Motorola, Inc...........................................................               40,075
                                                                                                            ------

                     Financial Services: 5.3%
       1,000         American Express Company................................................               65,875
       4,800         John Hancock Bank and Thrift Opportunity................................              151,200
      11,000         Pilgrim American Bank and Thrift Fund...................................              181,500
                                                                                                           -------
                                                                                                           398,575
                                                                                                           -------
                     Food and Beverage: 0.6%
       1,000         Sara Lee Corp...........................................................               42,000
                                                                                                            ------

See accompanying Notes to Financial Statements.

                          Titan Financial Services Fund

SCHEDULE OF INVESTMENTS at April 30, 1997, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Gaming: 0.3%
       2,000         Grand Casinos, Inc......................................................             $ 22,000
                                                                                                          --------

                     Hotels: 0.4%
       2,000         Innkeepers USA Trust....................................................               28,000
                                                                                                            ------

                     Insurance: 2.8%
         500         Aetna, Inc..............................................................               45,563
       1,600         Travelers Group, Inc....................................................               88,600
       4,000         USF&G Corp..............................................................               80,000
                                                                                                            ------
                                                                                                           214,163
                                                                                                           -------
                     Long Distance Telephone Service: 0.2%
       1,000         LCI International, Inc..................................................               16,625
                                                                                                            ------

                     Manufacturing - Household Furniture: 0.2%
       2,000         Rowe Furniture Corp.....................................................               14,500
                                                                                                            ------

                     Office Supplies: 0.7%
       2,000         Officemax, Inc..........................................................               24,750
       1,000         US Office Products Company..............................................               25,500
                                                                                                            ------
                                                                                                            50,250
                                                                                                            ------
                     Oil: 0.3%
       1,000         Reading and Bates Corp..................................................               22,375
                                                                                                            ------

                     Pharmaceuticals: 0.9%
       1,700         Glaxo Wellcome, PLC, ADR................................................               66,938
                                                                                                            ------

                     Restaurants: 0.8%
       1,000         Outback Steakhouse, Inc.................................................               19,625
       2,000         Wendy's International, Inc..............................................               41,250
                                                                                                            ------
                                                                                                            60,875
                                                                                                            ------
                     Shipping Containers: 0.4%
       2,000         Sea Containers Ltd., Class A............................................               33,000
                                                                                                            ------
See accompanying Notes to Financial Statements.

                          Titan Financial Services Fund

SCHEDULE OF INVESTMENTS at April 30, 1997, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Temporary Services: 0.2%
       1,000         Olsten Corp.............................................................             $ 17,625
                                                                                                          --------

                     Thrift and Savings / Savings Banks: 22.1%
         700         Abington Bancorp, Inc...................................................               15,050
       1,000         Alabama National Bancorporation.........................................               19,812
       2,800         American Bank of Connecticut-Waterbury..................................               89,250
         500         Bankatlantic Bancorp, Inc., Class A.....................................                5,968
       2,000         Bankatlantic Bancorp, Inc., Class B.....................................               24,500
       2,000         Bankunited Financial Corp., Class A.....................................               18,000
       2,000         Bostonfed Bancorp, Inc..................................................               30,500
       5,000         Branford Savings Bank Connecticut.......................................               20,000
         100         Cal Fed Bancorp, Inc....................................................                1,550
       1,000         Commerce Bancorp, Inc...................................................               31,125
       2,000         D & N Financial Corp....................................................               34,750
       4,700         Dime Bancorp, Inc.......................................................               75,787
       2,700         Dime Financial Corp.....................................................               50,963
       1,000         Fed One Bancorp, Inc....................................................               18,500
       1,000         First Colorado Bancorp, Inc.............................................               16,000
       8,000         First Essex Bancorp, Inc................................................              125,000
       1,000         First Palm Beach Bancorp, Inc...........................................               27,500
       2,000         First United Bancorp....................................................               28,000
       2,000         FirstFed Financial Bancshares...........................................               46,750
       1,000         Glendale Federal Bank, Federal Savings Bank.............................               24,875
       5,000         Greater New York Savings Bank...........................................               91,875
       4,000         Lawrence Savings Bank...................................................               38,500
       1,000         Long Island Bancorp, Inc................................................               34,000
       1,000         Norwich Financial Corp..................................................               19,250
       1,000         Ottawa Financial Corp...................................................               22,500
       3,000         Pennfed Financial Services, Inc.........................................               71,250
       2,000         People's Bank, Bridgeport, Connecticut..................................               60,000
       3,645         Peoples Bancshares, Inc.................................................               46,474
       1,000         Peoples Heritage Financial Group, Inc...................................               31,375
      15,000         Poughkeepsie Savings Bank FSB...........................................               82,500
       1,000         RCSB Financial, Inc.....................................................               29,750
       2,000         Reliance Bancorp, Inc...................................................               45,250
See accompanying Notes to Financial Statements.

                          Titan Financial Services Fund

SCHEDULE OF INVESTMENTS at April 30, 1997, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Thrift and Savings / Savings Banks, continued
       1,000         Roosevelt Financial Group, Inc..........................................             $ 23,250
       1,000         Statewide Financial Corp................................................               15,563
       3,700         T.R. Financial Corp.....................................................              137,363
       2,500         WSFS Financial Corp.....................................................               30,156
       2,000         Warren Bancorp, Inc.....................................................               31,000
         700         Washington Federal, Inc.................................................               16,800
       4,000         Webster Financial Corp., Waterbury, Connecticut.........................              148,250
                                                                                                           -------
                                                                                                         1,678,986
                                                                                                         ---------
                     Transportation: 3.4%
       3,000         Southwest Airlines Company..............................................               82,500
       5,500         US Airways Group, Inc...................................................              178,062
                                                                                                           -------
                                                                                                           260,562
                                                                                                           -------
                     Waste Management: 0.3%
         700         Browning Ferris Industries, Inc.........................................               19,863
                                                                                                           ------


                     Total Common Stocks (cost $6,404,256)...................................            7,090,585
                                                                                                         ---------

Principal Amount     REPURCHASE AGREEMENT: 10.9%
------------------------------------------------------------------------------------------------------------------------------------
    $829,000         Star Bank Repurchase Agreement, 5.00%, dated 4/30/1997, due
                     5/1/1997, collateralized by $890,000 GNMA, 5.50%, due 1/20/2024
                     (proceeds $829,115) (cost $829,000).....................................              829,000

                     Total Investments in Securities (cost $7,233,256+): 104.5% .............            7,919,585
                     Liabilities in excess of Other Assets: (4.5%)...........................             (339,334)
                                                                                                          --------
                     Total Net Assets: 100.0% ...............................................           $7,580,251
                                                                                                        ==========

+ At April 30, 1997, the cost of investments for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................            $ 811,431
                     Gross unrealized depreciation...........................................             (160,982)
                                                                                                          --------
                               Net unrealized appreciation...................................            $ 650,449
                                                                                                         =========

See accompanying Notes to Financial  Statements.

                          Titan Financial Services Fund

SCHEDULE OF INVESTMENTS
at April 30, 1997, Continued
------------------------------------------------------------------------------------------------------------------------------------
                     OPTIONS WRITTEN at April 30, 1997                                                 Market Value
------------------------------------------------------------------------------------------------------------------------------------
Contracts Subject
      to Call        Common Stocks / Expiration Date / Exercise Price
------------------------------------------------------------------------------------------------------------------------------------

           5         Aetna, Inc. / July / 95.00..............................................              $ 1,469
          24         Alex Brown & Sons, Inc. / July / 55.00..................................               24,600
          20         Applied Magnetics Corp. / July / 25.00..................................                7,500
          11         Barnett Banks, Inc. / July / 50.00......................................                2,063
          50         Bear Stearns Companies, Inc. / July / 30.00.............................               10,781
          10         Cisco Systems, Inc. / July / 50.00......................................                5,500
          14         Cisco Systems, Inc. / July / 60.00......................................                3,106
          20         Dime Bancorp, Inc. / June / 17.50.......................................                  750
          10         First Chicago NBD Corp. / July / 60.00..................................                1,813
          25         Fleet Financial Group, Inc. / July / 60.00..............................                9,219
          10         Glendale Federal Savings Bank / July / 25.00............................                1,781
          10         Hewlett-Packard Company / August / 60.00................................                1,938
          10         Keycorp / June / 50.00..................................................                3,312
          15         Lehman Brothers Holdings, Inc. / July / 35.00...........................                3,469
          10         Long Island Bancorp, Inc. / July / 35.00................................                1,656
          20         Micron Technology, Inc. / July / 45.00..................................                1,750
          17         Micron Technology, Inc. / July / 35.00..................................                6,375
          17         Norwest Corp. / July / 50.00............................................                3,613
          10         Norwest Corp. / July / 45.00............................................                5,750
          10         PNC Bank Corp. / August / 40.00.........................................                3,188
          10         Reading & Bates Corp. / June / 25.00....................................                  750
          10         Southwest Airlines Company / September / 25.00..........................                3,938
          15         Travelers Group Inc. / June / 50.00.....................................                9,562
          20         U.S. Bancorp / July / 55.00.............................................                7,375
          15         US Airways Group, Inc. / June / 25.00...................................               11,812
          15         US Airways Group, Inc. / June / 30.00...................................                5,906
          25         USF&G Corp. / July / 20.00..............................................                2,812
          20         Wendy's International, Inc. / June / 20.00..............................                2,500
                                                                                                             -----

                     Total Options Written (cost $108,408)...................................            $ 144,288
                                                                                                         =========

See accompanying Notes to Financial Statements.

                          Titan Financial Services Fund

STATEMENT OF ASSETS AND LIABILITIES at April 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (identified cost $7,233,256) ......................           $7,919,585
      Receivables:
            Investment securities sold.......................................................               28,307
            From Advisor.....................................................................                8,151
            Dividends and interest ..........................................................                7,761
            Fund shares sold.................................................................                2,500
      Prepaid expenses.......................................................................                2,555
                                                                                                             -----
                  Total assets ..............................................................            7,968,859
                                                                                                         ---------

LIABILITIES
      Options written, at value (proceeds $108,408)..........................................              144,288
      Payables:
            Administration fee...............................................................                2,324
            Distribution fees................................................................                1,479
            Investment securities purchased..................................................              228,794
      Accrued expenses.......................................................................               11,723
                                                                                                            ------
                  Total liabilities..........................................................              388,608
                                                                                                           -------

NET ASSETS                                                                                              $7,580,251
                                                                                                        ==========

      Net asset value, offering and redemption price per share
            ($7,580,251/601,635 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $12.60
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................           $6,478,880
      Undistributed net realized gain on investments.........................................              450,922
      Net unrealized appreciation on investments.............................................              650,449
                                                                                                           -------
            Net assets ......................................................................           $7,580,251
                                                                                                        ==========







See accompanying Notes to Financial Statements.

                          Titan Financial Services Fund

STATEMENT OF OPERATIONS - For the Period May 22, 1996* through April 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Interest.........................................................................             $ 29,031
            Dividends........................................................................               97,281
            Other............................................................................                5,213
                                                                                                             -----
                  Total income...............................................................              131,525
                                                                                                           -------

      Expenses
            Advisory fees....................................................................               46,576
            Administration fees..............................................................               28,591
            Custodian and accounting fees....................................................               22,985
            Distribution costs...............................................................               11,668
            Audit fees.......................................................................               11,278
            Transfer agent fees..............................................................                9,586
            Reports to shareholders..........................................................                4,320
            Miscellaneous fees...............................................................                3,906
            Trustees' fees...................................................................                3,019
            Legal fees.......................................................................                2,844
            Registration fees................................................................                1,975
                                                                                                             -----
                  Total expenses.............................................................              146,748
                  Less: expenses reimbursed..................................................              (30,832)
                                                                                                           -------
                  Net expenses...............................................................              115,916
                                                                                                           -------
                        Net investment income ...............................................               15,609
                                                                                                            ------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
            Net realized gain from security transactions.....................................              462,927
            Net change in unrealized appreciation on investments.............................              650,449
                                                                                                           -------
                  Net realized and unrealized gain on investments............................            1,113,376
                                                                                                         ---------
                        Net Increase in Net Assets Resulting from Operations ................           $1,128,985
                                                                                                        ==========


*Commencement of operations.



See accompanying Notes to Financial Statements.

                          Titan Financial Services Fund

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               May 22, 1996*
                                                                                                  through
                                                                                              April 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income......................................................................        $ 15,609
Net realized gain from security transactions...............................................         462,927
Net change in unrealized appreciation on investments.......................................         650,449
                                                                                                    -------
      Net increase in net assets resulting from operations ................................       1,128,985
                                                                                                  ---------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income......................................................................         (27,614)
                                                                                                    -------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)...............       6,478,880
                                                                                                  ---------
      Total increase in net assets ........................................................       7,580,251

NET ASSETS
Beginning of period........................................................................             -0-
                                                                                                         -
End of period .............................................................................      $7,580,251
                                                                                                 ==========

(a) A summary of capital shares transactions is as follows:
                                                                                              May 22, 1996*
                                                                                                 through
                                                                                             April 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
      Shares sold.................................................................        599,647      $6,455,398
      Shares issued in reinvestment of distribution...............................          2,330          27,614
      Shares redeemed.............................................................           (342)         (4,132)
                                                                                             ----          ------
      Net increase................................................................        601,635      $6,478,880
                                                                                          =======      ==========

*Commencement of operations.

See accompanying Notes to Financial Statements.

                          Titan Financial Services Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    May 22, 1996*
                                                                                                       through
                                                                                                   April 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period.......................................................            $10.00
Income from investment operations:
      Net investment income................................................................               .04
      Net realized and unrealized gain on investments......................................              2.62
                                                                                                         ----
Total from investment operations...........................................................              2.66
                                                                                                         ----

Less distributions:
      From net investment income...........................................................              (.06)
                                                                                                         ----

Net asset value, end of period.............................................................            $12.60
                                                                                                       ======

Total return...............................................................................             26.67%++

Ratios/supplemental data:
Net assets, end of period (millions).......................................................             $ 7.6

Ratio of expenses to average net assets:
      Before expense reimbursement.........................................................              3.14%+
      After expense reimbursement..........................................................              2.49%+

Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement.........................................................             (0.33%)+
      After expense reimbursement..........................................................              0.33%+

Portfolio turnover rate....................................................................             97.84%

Average commission rate paid per share.....................................................           $.0464

*Commencement of operations.

+Annualized.

++Not annualized.

See accompanying Notes to Financial Statements.

                          Titan Financial Services Fund

NOTES TO FINANCIAL STATEMENTS at April 30, 1997
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

      The Titan Financial Services Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on May 22, 1996. The investment objective of the Fund is capital appreciation. The secondary objective is moderate income.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the last quoted bid price. Securities for which market quotations are not readily available, if any, traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

       For the period ended April 30, 1997, Titan Investment Advisors, LLC (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the period ended April 30, 1997, the Fund incurred $46,576 in Advisory fees.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.50% of average net assets. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation may be subject to reimbursement by the Fund provided the Fund is able to effect such

                          Titan Financial Services Fund
reimbursement and remain in compliance with applicable law. For the period ended April 30, 1997, the Advisor reimbursed the Fund in the amount of $30,832.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee at the following rate:

      Under $15  million - $30,000
      $15 to $50  million - 0.20% of  average  net assets
      $50 to $100  million - 0.15% of average  net  assets
      $100 to $150 million - 0.10% of average net assets
      Over $150 million - 0.05% of average net assets


      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

      The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. During the period ended April 30, 1997, the Fund paid fees of $11,668 to the Advisor.

                          Titan Financial Services Fund

NOTE 5 - PURCHASES AND SALES OF SECURITES

      The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the period ended April 30, 1997, were $10,284,639 and $4,447,109, respectively.

      Purchased option transactions during the period ended April 30, 1997 are summarized as follows:

                     Options outstanding, beginning of period................................                $ -0-
                     Options purchased.......................................................              (14,500)
                     Options written      ...................................................             (248,872)
                     Buybacks of options written.............................................              119,796
                     Purchased options expired...............................................               14,500
                     Written options expired.................................................               20,668
                                                                                                            ------
                     Options outstanding at April 30, 1997...................................             (108,408)
                     Unrealized depreciation at April 30, 1997...............................              (35,880)
                                                                                                           -------
                     Market value of options at April 30, 1997...............................           $ (144,288)
                                                                                                        ==========

                     Average fair market value of options for the
                     period ended April 30, 1997.............................................             $ 57,309
                                                                                                          ========

                     Net trading losses on options for the period ended April 30, 1997.......            $ (21,456)
                                                                                                         =========

                          Titan Financial Services Fund

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS OF
TITAN FINANCIAL SERVICES FUND and
THE BOARD OF TRUSTEES OF
      PROFESSIONALLY MANAGED PORTFOLIOS

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Titan Financial Services Fund (a series of Professionally Managed Portfolios) as of April 30, 1997, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period May 22, 1996 (commencement of operations) to April 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997, by correspondence with the custodian and brokers. To the extent we did not receive replies from brokers, we applied alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Titan Financial Services Fund as of April 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period May 22, 1996 (commencement of operations) to April 30, 1997, in conformity with generally accepted accounting principles.

                         TAIT, WELLER & BAKER


Philadelphia, Pennsylvania
May 17, 1997

                                     Advisor

                         Titan Investment Advisors, LLC
                            9672 Pennsylvania Avenue
                            Upper Marlboro, MD 20772
                                  888-44-TITAN
                        Account Inquiries 1-800-385-7003

                                   Distributor
                          First Fund Distributors, Inc.
                        4455 E. Camelback Rd., Suite 261E
                                Phoenix, AZ 85018

                                    Custodian
                                 Star Bank, N.A.
                                 425 Walnut St.
                              Cincinnati, OH 45202

                     Shareholder Service and Transfer Agent
                          American Data Services, Inc.
                               24 West Carver St.
                              Huntington, NY 11743
                                 (800) 385-7003

                              Independent Auditors
                              Tait, Weller & Baker
                              Two Penn Center Plaza
                             Philadelphia, PA 19102

                              Counsel to the Trust
                        Paul, Hastings, Janofsky & Walker
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

                               Counsel to the Fund
                             Kirkpatrick & Lockhart
                                1800 M Street NW
                              Washington, DC 20036

      This report is intended for  shareholders  of the Fund and may not be used
      as  sales   literature   unless  preceded  or  accompanied  by  a  current
      prospectus.

      Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.